EMPLOYEE BENEFIT PLANS (Tables)	9 Months Ended
Sep. 30, 2022
Retirement Benefits [Abstract]
Schedule of Net Periodic Benefit Costs
The components of net periodic benefit cost (benefit) for Dole’s U.S. and international pension plans and other postretirement benefit (“OPRB”) plans were as follows:

	U.S. Pension Plans		International Pension Plans		OPRB Plans
	Three Months Ended September 30, 2022	Three Months Ended September 30, 2021	Three Months Ended September 30, 2022	Three Months Ended September 30, 2021	Three Months Ended September 30, 2022	Three Months Ended September 30, 2021
	(U.S. Dollars in thousands)
Components of net periodic benefit cost (benefit):
Service cost	$64	$43	$1,140	$1,015	$1	$—
Interest cost	1,236	679	2,175	1,700	111	63
Expected return on plan assets	(2,819)	(1,912)	(1,914)	(1,705)	—	—
Amortization of:
Net loss	—	—	583	735	—	—
Prior service benefit	—	—	(167)	(207)	—	—
Curtailments, settlements and terminations, net	—	—	76	—	—	—
Foreign exchange and other	—	(406)	85	10	—	—
Net periodic cost (benefit)	$(1,519)	$(1,596)	$1,978	$1,548	$112	$63

	U.S. Pension Plans		International Pension Plans		OPRB Plans
	Nine months ended September 30, 2022	Nine months ended September 30, 2021	Nine months ended September 30, 2022	Nine months ended September 30, 2021	Nine months ended September 30, 2022	Nine months ended September 30, 2021
	(U.S. Dollars in thousands)
Components of net periodic benefit cost (benefit):
Service cost	$192	$43	$3,421	$1,965	$2	$—
Interest cost	3,707	679	6,526	3,322	332	63
Expected return on plan assets	(8,456)	(1,912)	(5,741)	(5,115)	—	—
Amortization of:
Net loss	—	—	1,748	2,205	—	—
Prior service benefit	—	—	(501)	(621)	—	—
Curtailments, settlements and terminations, net	—	—	(948)	—	—	—
Foreign exchange and other	—	(406)	200	9	—	—
Net periodic cost (benefit)	$(4,557)	$(1,596)	$4,705	$1,765	$334	$63